DISCONTINUED OPERATIONS (Details) - COP ($) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of discontinued operations [Line Items]
Interest income on loans		$ 8,027,598	$ 7,952,627	$ 5,487,993
Interest income on overnight and market funds		26,779	20,968	14,564
Total Interest on investment securities		685,313	707,495	301,840
Total interest and valuation		16,685,677	15,748,805	11,269,644
Interest expenses		(6,232,986)	(6,053,100)	(4,037,941)
Net margin on financial instruments		525,423	544,184	230,749
Fees and other service income, net		2,504,193	2,318,964	1,993,044
Other operating income		286,322	223,583	227,859
Total operating expenses		(7,227,445)	(6,979,050)	(5,898,287)
Profit before tax		3,992,771	3,968,282	3,235,635
Income tax		1,238,598	1,176,832	649,250
Net income from discontinued operations		$ 0	$ 163,497	22,513
Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Interest income on loans	$ 408,233			403,382
Interest income on overnight and market funds	320			53
Total Interest on investment securities	1,246			698
Total interest and valuation	409,799			404,133
Interest expenses	(106,110)			(74,919)
Net margin on financial instruments	303,689			329,214
Credit impairment charges on loans,net	(323,290)			(324,309)
Net interest and valuation income Expense after provision for loans and financial leases	(19,601)			4,905
Fees and other service income, net	244,193			235,806
Other operating income	1,365			267
Total income, net	225,957			240,978
Total operating expenses	(221,310)			(219,532)
Profit before tax	4,647			21,446
Income tax	(2,961)			1,067
Net income from discontinued operations	$ 1,686			$ 22,513